UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.00%

Aerospace & Defense 0.66%

HEICO Corp.	269,764	$16,539

Airlines 0.46%

Spirit Airlines, Inc.*	260,748	11,455

Banks 1.41%

Bank of the Ozarks, Inc.	230,810	9,532
PrivateBancorp, Inc.	277,286	11,538
Western Alliance Bancorp*	392,747	14,367
Total		35,437

Biotechnology 2.46%

ACADIA Pharmaceuticals, Inc.*	611,248	19,743
Agios Pharmaceuticals, Inc.*	176,520	8,641
Juno Therapeutics, Inc.*	154,953	6,522
Sage Therapeutics, Inc.*	320,359	12,074
Spark Therapeutics, Inc.*	204,592	7,343
Ultragenyx Pharmaceutical, Inc.*	113,146	7,651
Total		61,974

Building Products 0.53%

Builders FirstSource, Inc.*	1,211,586	13,436

Capital Markets 0.19%

WisdomTree Investments, Inc.	430,555	4,689

Chemicals 1.00%

Scotts Miracle-Gro Co. (The) Class A	354,656	25,103

Commercial Services & Supplies 0.83%

Healthcare Services Group, Inc.	553,140	20,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

Investments	Shares	Fair Value (000)
Communications Equipment 0.27%

Arista Networks, Inc.*	103,279	$6,880

Distributors 1.49%

Pool Corp.	427,682	37,384

Diversified Consumer Services 2.01%

2U, Inc.*	871,719	24,434
Bright Horizons Family Solutions, Inc.*	397,192	26,064
Total		50,498

Diversified Financial Services 2.85%

CBOE Holdings, Inc.	199,168	12,341
MarketAxess Holdings, Inc.	312,619	38,377
Morningstar, Inc.	252,421	21,001
Total		71,719

Diversified Telecommunication Services 0.52%

Cogent Communications Holdings, Inc.	338,685	13,107

Electronic Equipment, Instruments & Components 5.46%

Belden, Inc.	527,548	33,309
Coherent, Inc.*	305,388	28,523
FEI Co.	151,437	13,481
FLIR Systems, Inc.	43,732	1,321
IPG Photonics Corp.*	139,258	12,070
Trimble Navigation Ltd.*	774,745	18,555
Universal Display Corp.*	514,381	29,994
Total		137,253

Food & Staples Retailing 1.08%

Performance Food Group Co.*	1,051,405	27,210

Food Products 2.47%

Blue Buffalo Pet Products, Inc.*	1,236,746	30,622
Calavo Growers, Inc.	548,815	31,376
Total		61,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

Investments	Shares	Fair Value (000)
Gas Utilities 0.76%

New Jersey Resources Corp.	177,576	$6,336
ONE Gas, Inc.	217,335	12,707
Total		19,043

Health Care Equipment & Supplies 9.63%

ABIOMED, Inc.*	337,580	32,793
Align Technology, Inc.*	442,517	31,945
Glaukos Corp.*	365,367	6,884
IDEXX Laboratories, Inc.*	324,342	27,358
Inogen, Inc.*	132,194	6,459
Integra LifeSciences Holdings Corp.*	319,013	22,592
Nevro Corp.*	368,155	24,758
Penumbra, Inc.*	417,657	22,762
STERIS plc (United Kingdom)(a)	382,197	27,010
West Pharmaceutical Services, Inc.	276,918	19,717
ZELTIQ Aesthetics, Inc.*	665,923	19,911
Total		242,189

Health Care Providers & Services 1.16%

VCA, Inc.*	463,822	29,207

Health Care Technology 2.30%

athenahealth, Inc.*	46,735	6,230
Medidata Solutions, Inc.*	156,763	6,839
Press Ganey Holdings, Inc.*	806,715	24,581
Veeva Systems, Inc. Class A*	736,360	20,257
Total		57,907

Hotels, Restaurants & Leisure 6.14%

Cheesecake Factory, Inc. (The)	214,570	10,945
Dave & Buster’s Entertainment, Inc.*	528,802	20,465
Panera Bread Co. Class A*	213,947	45,889
Sonic Corp.	820,151	28,189
Texas Roadhouse, Inc.	749,521	30,520
Vail Resorts, Inc.	140,811	18,255
Total		154,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

Investments	Shares	Fair Value (000)
Household Durables 0.32%

iRobot Corp.*	215,778	$8,066

Information Technology Services 2.37%

CSRA, Inc.	946,586	24,573
EPAM Systems, Inc.*	263,661	19,229
Square, Inc. Class A*	1,058,534	15,762
Total		59,564

Internet & Catalog Retail 1.27%

Liberty TripAdvisor Holdings, Inc. Class A*	299,919	6,616
Wayfair, Inc. Class A*	672,223	25,377
Total		31,993

Internet Software & Services 6.95%

Benefitfocus, Inc.*	640,757	24,285
Cimpress NV (Netherlands)*(a)	327,090	28,741
Criteo SA ADR*	645,812	26,924
Five9, Inc.*	126,358	1,169
GoDaddy, Inc. Class A*	709,173	21,538
GrubHub, Inc.*	657,595	17,242
Instructure, Inc.*	33,276	670
Shopify, Inc. Class A (Canada)*(a)	447,341	14,248
Stamps.com, Inc.*	69,767	5,746
WebMD Health Corp.*	543,833	34,120
Total		174,683

Leisure Product 0.77%

Vista Outdoor, Inc.*	403,255	19,348

Life Sciences Tools & Services 2.45%

Bruker Corp.	453,750	12,841
Charles River Laboratories International, Inc.*	304,331	24,125
Pacific Biosciences of California, Inc.*	2,557,230	24,677
Total		61,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

Investments	Shares	Fair Value (000)
Machinery 4.70%

Graco, Inc.	236,759	$18,560
Nordson Corp.	328,431	25,200
Proto Labs, Inc.*	369,114	22,084
RBC Bearings, Inc.*	369,685	27,098
Toro Co. (The)	291,576	25,207
Total		118,149

Media 1.97%

IMAX Corp. (Canada)*(a)	735,007	23,520
Sinclair Broadcast Group, Inc. Class A	810,044	25,978
Total		49,498

Multi-Line Retail 0.26%

Ollie’s Bargain Outlet Holdings, Inc.*	247,883	6,556

Oil, Gas & Consumable Fuels 0.51%

GasLog Ltd. (Monaco)(a)	1,008,744	12,922

Pharmaceuticals 1.43%

Prestige Brands Holdings, Inc.*	631,213	35,840

Professional Services 2.40%

TransUnion*	1,104,541	33,081
WageWorks, Inc.*	506,337	27,271
Total		60,352

Real Estate Investment Trusts 2.41%

CoreSite Realty Corp.	261,292	19,579
CubeSmart	696,823	20,633
Sovran Self Storage, Inc.	190,788	20,265
Total		60,477

Road & Rail 1.42%

Knight Transportation, Inc.	702,977	18,678
Swift Transportation Co.*	1,023,460	17,010
Total		35,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 6.89%

Cavium, Inc.*	222,302	$10,975
Cirrus Logic, Inc.*	726,470	26,225
Inphi Corp.*	299,788	8,895
MaxLinear, Inc. Class A*	756,515	12,672
Mellanox Technologies, Ltd. (Israel)*(a)	364,883	15,781
Microsemi Corp.*	850,140	28,726
Monolithic Power Systems, Inc.	338,108	21,105
Silicon Motion Technology Corp. ADR	241,252	9,300
SolarEdge Technologies, Inc. (Israel)*(a)	290,332	7,778
SunPower Corp.*	1,127,004	22,698
Synaptics, Inc.*	125,837	9,004
Total		173,159

Software 8.80%

Atlassian Corp. plc Class A (United Kingdom)*(a)	548,397	12,706
BroadSoft, Inc.*	803,094	31,453
Ellie Mae, Inc.*	395,258	33,044
Fair Isaac Corp.	280,937	29,979
HubSpot, Inc.*	152,886	6,771
Materialise NV ADR*	762,961	5,623
Paycom Software, Inc.*	468,491	17,901
Paylocity Holding Corp.*	589,895	22,575
Rubicon Project, Inc. (The)*	1,355,475	26,256
Ultimate Software Group, Inc. (The)*	105,043	20,651
Zendesk, Inc.*	634,383	14,337
Total		221,296

Specialty Retail 2.17%

Burlington Stores, Inc.*	552,283	31,463
Five Below, Inc.*	555,196	23,152
Total		54,615

Technology Hardware, Storage & Peripherals 1.05%

Cray, Inc.*	698,304	26,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.05%

Carter’s, Inc.	184,216	$19,651
Skechers U.S.A., Inc. Class A*	205,997	6,808
Total		26,459

Thrifts & Mortgage Finance 0.24%

LendingTree, Inc.*	66,724	5,970

Trading Companies & Distributors 2.65%

Beacon Roofing Supply, Inc.*	480,813	20,545
MSC Industrial Direct Co., Inc. Class A	340,729	26,406
Watsco, Inc.	146,604	19,714
Total		66,665

Water Utilities 0.24%

Aqua America, Inc.	193,448	6,125
Total Common Stocks (cost $2,145,216,890)		2,413,740

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.65%

Repurchase Agreement

Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $67,830,000 of U.S. Treasury Note at 0.50% due 1/31/2017; value: $67,830,000; proceeds: $66,499,808 (cost $66,499,642)	$66,500	66,500
Total Investments in Securities 98.65% (cost $2,211,716,532)		2,480,240

Other Assets in Excess of Liabilities 1.35%		34,022

Net Assets 100.00%		$2,514,262

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,413,740	$—	$—	$2,413,740
Repurchase Agreement	—	66,500	—	66,500
Total	$2,413,740	$66,500	$—	$2,480,240

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,250,954,786
Gross unrealized gain	259,770,569
Gross unrealized loss	(30,485,832)
Net unrealized security gain/ loss	$229,284,737

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2016:

Affiliated Issuer	Balance of Shares Held at 7/31/2015	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2016	Value at 4/30/2016	Net Realized (Loss) 8/1/2015 to 4/30/2016(a)
Match Group, Inc.(b)(c)	—	2,130,220	(2,130,220)	—	$—	$(38,573)

(a)	Represents realized gains (losses) only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2015.
(c)	No longer an affiliated issuer as of April 30, 2016.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016